Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 0.7%
U.S. Equity Fund - 0.1%
Alerian MLP ETF	13,715	$ 572,190

U.S. Fixed Income Fund - 0.6%
Vanguard Short-Term Treasury ETF	51,399	2,967,778

Total Exchange-Traded Funds (Cost $3,526,170)		3,539,968

INVESTMENT COMPANIES - 98.0%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	1,340	2,768

International Equity Funds - 11.2%
Transamerica Emerging Markets Opportunities (C)	976,334	7,781,382
Transamerica International Equity (C)	1,281,317	26,177,313
Transamerica International Focus (C)	478,013	4,043,993
Transamerica International Small Cap Value (C)	347,152	4,992,049
Transamerica International Stock (C)	974,856	10,674,670

		53,669,407

International Fixed Income Funds - 6.6%
Transamerica Emerging Markets Debt (C)	1,370,053	12,494,884
Transamerica Inflation Opportunities (C)	2,003,449	19,152,972

		31,647,856

U.S. Equity Funds - 22.3%
Transamerica Capital Growth (C)	27,192	206,657
Transamerica Large Cap Value (C)	2,598,948	34,410,068
Transamerica Mid Cap Growth (C)	406,877	3,511,350
Transamerica Mid Cap Value (C)	385,744	3,352,111
Transamerica Mid Cap Value Opportunities (C)	2,841	31,821
Transamerica Small Cap Growth (C)	368,908	2,519,639
Transamerica Small Cap Value (C)	423,179	2,433,278

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Sustainable Equity Income (C)	1,366,226	$ 9,932,466
Transamerica US Growth (C)	1,898,901	49,884,135

		106,281,525

U.S. Fixed Income Funds - 56.9%
Transamerica Bond (C)	7,793,002	62,421,949
Transamerica Core Bond (C)	20,938,026	179,648,263
Transamerica High Yield Bond (C)	24,829	196,647
Transamerica Short-Term Bond (C)	3,072,578	29,435,294

		271,702,153

U.S. Mixed Allocation Fund - 1.0%
Transamerica Energy Infrastructure (C)	709,154	4,850,611

Total Investment Companies (Cost $450,882,322)		468,154,320

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 2.50% (F), dated 07/31/2023, to be repurchased at $6,005,944 on 08/01/2023. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $6,125,646.	$ 6,005,527	6,005,527

Total Repurchase Agreement (Cost $6,005,527)		6,005,527

Total Investments (Cost $460,414,019)		477,699,815
Net Other Assets (Liabilities) - (0.0)% (A)		(73,618)

Net Assets - 100.0%		$ 477,626,197

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	265	09/20/2023	$ 30,245,064	$ 29,522,656	$ —	$ (722,408)

Transamerica Funds	Page 1

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$3,539,968	$—	$—	$3,539,968
Investment Companies	468,151,552	—	—	468,151,552
Repurchase Agreement	—	6,005,527	—	6,005,527

Total	$471,691,520	$6,005,527	$—	$477,697,047

Investment Companies Measured at Net Asset Value (D)				2,768

Total Investments				$477,699,815

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(722,408)	$—	$—	$(722,408)

Total Other Financial Instruments	$(722,408)	$—	$—	$(722,408)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2023	Shares as of July 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$35,396,648	$31,613,658	$(5,500,000)	$(488,239)	$1,399,882	$62,421,949	7,793,002	$1,613,658	$—
Transamerica Capital Growth	165,326	—	—	—	41,331	206,657	27,192	—	—
Transamerica Core Bond	184,070,173	12,311,012	(21,500,000)	(489,244)	5,256,322	179,648,263	20,938,026	5,511,012	—
Transamerica Emerging Markets Debt	—	12,908,415	(900,000)	(34,932)	521,401	12,494,884	1,370,053	408,415	—
Transamerica Emerging Markets Opportunities	2,868,931	4,792,240	(500,000)	(87,093)	707,304	7,781,382	976,334	92,240	—
Transamerica Energy Infrastructure	5,537,576	174,197	(875,040)	(44,654)	58,532	4,850,611	709,154	174,197	—
Transamerica Global Allocation Liquidating Trust	3,617	—	—	—	(849)	2,768	1,340	—	—
Transamerica High Yield Bond	184,602	8,183	—	—	3,862	196,647	24,829	8,183	—
Transamerica Inflation Opportunities	16,677,274	3,945,266	(1,600,000)	(59,796)	190,228	19,152,972	2,003,449	426,599	318,667
Transamerica International Equity	33,606,286	360,579	(15,500,000)	1,059,318	6,651,130	26,177,313	1,281,317	360,579	—
Transamerica International Focus	1,589,698	6,031,953	(4,000,000)	167,238	255,104	4,043,993	478,013	31,953	—
Transamerica International Small Cap Value	4,486,171	179,725	(900,000)	(66,889)	1,293,042	4,992,049	347,152	39,731	139,994
Transamerica International Stock	9,917,543	1,790,975	(3,400,000)	151,229	2,214,923	10,674,670	974,856	290,975	—
Transamerica Large Cap Value	37,741,728	2,349,906	(6,700,000)	52,724	965,710	34,410,068	2,598,948	376,048	1,973,858
Transamerica Mid Cap Growth	3,266,022	—	(500,000)	(98,583)	843,911	3,511,350	406,877	—	—
Transamerica Mid Cap Value	4,192,509	884,373	(1,100,000)	(58,735)	(566,036)	3,352,111	385,744	44,474	839,899
Transamerica Mid Cap Value Opportunities	29,315	1,942	—	—	564	31,821	2,841	338	1,604
Transamerica Short-Term Bond	61,243,536	1,077,676	(33,700,000)	(463,841)	1,277,923	29,435,294	3,072,578	1,074,958	—
Transamerica Small Cap Growth	2,551,398	98,728	(400,000)	(10,030)	279,543	2,519,639	368,908	—	98,728
Transamerica Small Cap Value	2,844,745	494,168	(500,000)	(13,392)	(392,243)	2,433,278	423,179	64,135	430,033
Transamerica Sustainable Equity Income	13,028,795	159,483	(4,016,003)	(167,494)	927,685	9,932,466	1,366,226	159,483	—
Transamerica US Growth	37,593,061	9,333,860	(6,600,000)	(744,451)	10,301,665	49,884,135	1,898,901	—	1,533,860

Total	$456,994,954	$88,516,339	$(108,191,043)	$(1,396,864)	$32,230,934	$468,154,320	47,448,919	$10,676,978	$5,336,643

Transamerica Funds	Page 2

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted security. At July 31, 2023, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$13,784	$2,768	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	Rate disclosed reflects the yield at July 31, 2023.
(G)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Asset Allocation – Conservative Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Asset Allocation – Conservative Portfolio (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4